CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Sep. 13, 2018
Cash flows from operating activities
Net income for the year		$ 63,179	$ 46,361	$ 34,728
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles		14,608	13,519	11,635
Interest on long term credit		88
Gains in respect of trading marketable securities		(166)	(397)	(115)
Increase in liability for employee rights upon retirement		491	1,025	890
Share in losses (gains) of affiliated companies, net		(4,219)	(8,520)	449
Deferred income taxes		2,346	(516)	(1,114)
Capital loss (gain) on sale of property and equipment, net		85	(1)	(52)
Gain from measurement of previously held interests at acquisition date fair value	[1]	(14,677)
Decrease (increase) in accounts receivable		6,182	(4,769)	(4,552)
increase in other current and non-current assets		(10,656)	(11,517)	(5,033)
Decrease (increase) in inventories		3,580	1,632	(1,424)
Increase (decrease) in accounts payable		(3,837)	3,751	5,884
Increase (decrease) in deferred revenues		(3,479)	2,238	(1,122)
Increase (decrease) in other current and non-current liabilities		(780)	1,101	1,298
Increase in Obligation to purchase non-controlling interests		519
Net cash provided by operating activities		53,264	43,907	41,472
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals		(576)	(844)	(644)
Capital expenditures		(21,744)	(16,159)	(13,645)
Investment in affiliated company		(1,250)	(900)	(8,920)
Investment in marketable securities		(8,100)	(8,623)	(3,154)
Repayment of loans from affiliated companies		7,317	6,982	1,512
Proceeds from long - term deposit		10	450	16
Investments in other companies		(1,517)	(1,274)
Proceeds from sale of property and equipment		381	315	342
Sale of marketable securities		9,594	5,368	4,633
Acquisition of subsidiary (Appendix A)		(68,969)
Net cash used in investment activities		(84,854)	(14,685)	(19,860)
Cash flows from financing activities
Repayment of long term loan		(7,994)
Receipt of long term credit from bank institution		81,695
Short term credit from banking institutions		(1,004)	23	(152)
Dividend paid		(20,219)	(22,645)	(17,088)
Dividend paid to non-controlling interests		(2,709)	(1,644)	(994)
Net cash provided by (used in) financing activities		49,769	(24,266)	(18,234)
Effect of exchange rate changes on cash and cash equivalents		(3,687)	863	693
Net increase in cash and cash equivalents		14,492	5,819	4,071
Balance of cash and cash equivalents at beginning of year		36,906	31,087	27,016
Balance of cash and cash equivalents at end of year		51,398	36,906	31,087
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability		11	373
Dividends declared		4,822	4,994	4,193
Working capital (excluding cash and cash equivalents and deferred revenues), net						$ 31,721
Related parties						2,855
Intangible assets, net						38,583
Property and equipment, net						11,014
Liability for employee rights upon retirement						(1,337)
Goodwill		62,896	3,777	3,406	[2]	59,402
Consideration paid by issuance of treasury stock, as adjusted						(12,038)
Amount to be received as purchase price adjustment						10,800
Deferred income taxes						763
Other non-current assets						2,132
Fair value of previous investments in acquired companies						(24,734)
Deferred revenues (including current portion)						(34,048)
Obligation to purchase non-controlling interests net						(16,144)
Net cash used to pay for the Acquisition net						$ 68,969
Supplementary disclosure of cash flow information
Interest paid		1,266	2,651	324
Income taxes paid, net of refunds		$ 15,533	$ 22,891	$ 17,699

[1]	As a result of the acquisition described in Notes 1A, 3 the company gained control over certain companies (see Note 4.2) that previously were accounted under the equity method (JV's)and started to consolidate their financial statements. The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.
[2]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.